Average Annual Total Returns	12 Months Ended	13 Months Ended	25 Months Ended	29 Months Ended	32 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.60%	23.00%	21.05%	22.70%
Tema U.S. Manufacturing & Reshoring ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.19%				24.42%
Performance Inception Date					May 11, 2023
Tema U.S. Manufacturing & Reshoring ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.11%				24.33%
Tema U.S. Manufacturing & Reshoring ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.42%				19.33%
Tema Durable Quality ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.64%				15.02%
Performance Inception Date					May 11, 2023
Tema Durable Quality ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.55%				14.67%
Tema Durable Quality ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.54%				11.64%
Tema Electrification ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.96%	14.95%
Performance Inception Date		Dec. 04, 2024
Tema Electrification ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.83%	14.84%
Tema Electrification ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.47%	11.41%
Tema Heart & Health ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.64%		16.18%
Performance Inception Date			Nov. 21, 2023
Tema Heart & Health ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.24%		15.70%
Tema Heart & Health ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.27%		12.43%
Tema Oncology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.78%			16.09%
Performance Inception Date				Aug. 15, 2023
Tema Oncology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	42.76%			15.44%
Tema Oncology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.34%			12.21%